Income Tax - Net Deferred Tax Asset and Liability (Details) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Income Tax Disclosure [Abstract]
Noncurrent deferred income tax asset	$ 30,428	$ 101,940
Noncurrent deferred income tax liability	(202,855)	(196,224)
Net non-current deferred income tax liability	$ 172,427	$ 94,284